Subsequent Events (Details) - Subsequent Event [Member] - USD ($)	1 Months Ended
	Oct. 31, 2025	Feb. 28, 2025	Jan. 31, 2025
Executive Officer [Member]
Subsequent Events [Line Items]
Total fair value		$ 116,000	$ 116,000
Common Stock [Member]
Subsequent Events [Line Items]
Total fair value	$ 205,000
Issued shares of common stock	5,300,000	16,225,000	16,225,000
Common stock, par value	$ 0.0001